EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Institutional Senior Floating-Rate Fund (the “Registrant”) (1933 Act File No. 333-123673) certifies (a) that the forms of prospectus and statement of additional information dated April 1, 2006 do not differ materially from those contained in the Post-Effective Amendment No. 1 (“Amendment No. 1”) to the Registration Statement on Form N-2, and (b) that Amendment No. 1 was filed electronically with the Commission (Accession No. 0000940394-06-000329) on March 30, 2006.

Eaton Vance Institutional Senior Floating-Rate Fund

By:	/s/ Maureen A. Gemma
Maureen A. Gemma, Esq.
Assistant Secretary

Date:	April 3, 2006